Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	STATE STREET VARIABLE INSURANCE SERIES FUNDS INC
Entity Central Index Key	0000746687
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000004445
Shareholder Report [Line Items]
Fund Name	State Street Income V.I.S. Fund
Class Name	Class 1
Trading Symbol	SSIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Income V.I.S. Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$165	1.60%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Expectations of an economic soft landing that opened the door to additional the U.S. Federal Reserve Funds rate cuts served to reduce interest rates, steepen the yield curve, and moderately tighten credit spreads during the reporting period. On a gross basis, the Fund’s overweight allocation to duration and a yield curve steepened position were the primary drivers of the Fund’s out-performance during the reporting period, with the Fund’s over-weight allocation to investment grade credit and CMBS adding to Fund performance, and security selection in MBS detracting from Fund performance. On a net-of-fees basis, the above performance drivers were not enough to offset the Fund’s small size and high fee structure. The Fund used treasury futures and index credit default swaps in order to actively manage duration and credit spread duration during the reporting period, with treasury futures positively contributing to the Fund's performance relative to the Index and credit default swaps negatively contributing to Fund performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSIMX	Bloomberg U.S. Aggregate Bond Index
12/31/15	$10,000	$10,000
01/31/16	$10,044	$10,138
02/29/16	$10,089	$10,210
03/31/16	$10,258	$10,303
04/30/16	$10,338	$10,343
05/31/16	$10,320	$10,345
06/30/16	$10,498	$10,531
07/31/16	$10,604	$10,598
08/31/16	$10,613	$10,586
09/30/16	$10,587	$10,580
10/31/16	$10,516	$10,499
11/30/16	$10,276	$10,250
12/31/16	$10,298	$10,265
01/31/17	$10,326	$10,285
02/28/17	$10,398	$10,354
03/31/17	$10,425	$10,349
04/30/17	$10,516	$10,428
05/31/17	$10,579	$10,509
06/30/17	$10,561	$10,498
07/31/17	$10,597	$10,543
08/31/17	$10,670	$10,638
09/30/17	$10,624	$10,587
10/31/17	$10,624	$10,593
11/30/17	$10,597	$10,580
12/31/17	$10,633	$10,628
01/31/18	$10,531	$10,506
02/28/18	$10,401	$10,406
03/31/18	$10,447	$10,473
04/30/18	$10,346	$10,395
05/31/18	$10,401	$10,469
06/30/18	$10,364	$10,456
07/31/18	$10,373	$10,459
08/31/18	$10,438	$10,526
09/30/18	$10,383	$10,458
10/31/18	$10,290	$10,376
11/30/18	$10,327	$10,438
12/31/18	$10,481	$10,629
01/31/19	$10,633	$10,742
02/28/19	$10,623	$10,736
03/31/19	$10,822	$10,942
04/30/19	$10,841	$10,945
05/31/19	$10,992	$11,139
06/30/19	$11,144	$11,279
07/31/19	$11,163	$11,304
08/31/19	$11,409	$11,597
09/30/19	$11,343	$11,535
10/31/19	$11,371	$11,570
11/30/19	$11,381	$11,564
12/31/19	$11,385	$11,556
01/31/20	$11,536	$11,778
02/29/20	$11,641	$11,990
03/31/20	$11,394	$11,920
04/30/20	$11,660	$12,132
05/31/20	$11,821	$12,188
06/30/20	$11,916	$12,265
07/31/20	$12,125	$12,448
08/31/20	$12,030	$12,348
09/30/20	$12,001	$12,341
10/31/20	$11,963	$12,286
11/30/20	$12,144	$12,406
12/31/20	$12,185	$12,423
01/31/21	$12,097	$12,334
02/28/21	$11,940	$12,156
03/31/21	$11,794	$12,005
04/30/21	$11,882	$12,099
05/31/21	$11,931	$12,139
06/30/21	$12,019	$12,224
07/31/21	$12,146	$12,361
08/31/21	$12,116	$12,337
09/30/21	$12,009	$12,230
10/31/21	$11,989	$12,227
11/30/21	$11,999	$12,263
12/31/21	$11,964	$12,232
01/31/22	$11,671	$11,968
02/28/22	$11,500	$11,835
03/31/22	$11,177	$11,506
04/30/22	$10,743	$11,069
05/31/22	$10,784	$11,141
06/30/22	$10,582	$10,966
07/31/22	$10,834	$11,234
08/31/22	$10,521	$10,917
09/30/22	$10,047	$10,445
10/31/22	$9,936	$10,310
11/30/22	$10,320	$10,689
12/31/22	$10,243	$10,641
01/31/23	$10,601	$10,968
02/28/23	$10,285	$10,684
03/31/23	$10,559	$10,956
04/30/23	$10,622	$11,022
05/31/23	$10,464	$10,902
06/30/23	$10,412	$10,863
07/31/23	$10,401	$10,856
08/31/23	$10,317	$10,786
09/30/23	$9,991	$10,512
10/31/23	$9,780	$10,346
11/30/23	$10,285	$10,815
12/31/23	$10,723	$11,229
01/31/24	$10,691	$11,198
02/29/24	$10,487	$11,040
03/31/24	$10,573	$11,142
04/30/24	$10,229	$10,860
05/31/24	$10,411	$11,044
06/30/24	$10,530	$11,149
07/31/24	$10,777	$11,409
08/31/24	$10,949	$11,573
09/30/24	$11,088	$11,728
10/31/24	$10,734	$11,437
11/30/24	$10,841	$11,558
12/31/24	$10,635	$11,369
01/31/25	$10,680	$11,430
02/28/25	$10,936	$11,681
03/31/25	$10,924	$11,685
04/30/25	$10,969	$11,731
05/31/25	$10,858	$11,647
06/30/25	$11,013	$11,826
07/31/25	$10,958	$11,795
08/31/25	$11,113	$11,936
09/30/25	$11,202	$12,067
10/31/25	$11,258	$12,142
11/30/25	$11,325	$12,217
12/31/25	$11,264	$12,199

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSIMX	5.91%	(1.56%)	1.20%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 8,107,878
Holdings Count | Holding	857
Advisory Fees Paid, Amount	$ 42,378
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$8,107,878 Number of Portfolio Holdings857 Portfolio Turnover Rate47% Total Advisory Fees Paid$42,378
Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasuries	31.0%
Agency Mortgage Backed	28.5%
Corporate Notes	22.9%
Short-Term Investments	16.0%
Non-Agency Collateralized Mortgage Obligations	14.0%
Agency Collateralized Mortgage Obligations	1.4%
Municipal Bonds and Notes	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.25%, due 11/15/34	7.1%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 01/01/55	5.3%
U.S. Treasury Notes, 3.88%, due 08/15/33	4.4%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 01/01/55	3.4%
U.S. Treasury Notes, 3.50%, due 10/31/27	3.3%
U.S. Treasury Notes, 4.25%, due 08/15/35	3.2%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.0%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 01/01/55	3.0%
U.S. Treasury Bonds, 4.13%, due 08/15/53	2.4%
U.S. Treasury Bonds, 3.00%, due 08/15/48	2.2%

Material Fund Change [Text Block]
C000004449
Shareholder Report [Line Items]
Fund Name	State Street Premier Growth Equity V.I.S. Fund
Class Name	Class 1
Trading Symbol	SPGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Premier Growth Equity V.I.S. Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period was marked by a new administration which came with policy shifts around tariffs, immigration, tax, and regulation, driving market volatility and rotating leadership. Despite this, corporate earnings and Artificial Intelligence (“A.I.”) investment were strong, supporting equity returns. The Fund benefitted from diversified stock selection across a range of sectors. Within IT, positions in A.I. beneficiaries such as NVIDIA and Applied Materials delivered strong results. Alphabet in communication services has benefited from robust advertising spend and A.I. tailwinds. In healthcare, the Fund’s top contributing sector, positions in Repligen and Astrazeneca outperformed. And in consumer staples, the portfolio benefitted from not owning Costco, whose shares declined in 2025, while holding Monster Beverage, an outperformer.

While positions in A.I. beneficiaries mentioned above helped relative returns, the IT sector as a whole detracted from relative returns as companies more exposed to the broader economy - such as On Semiconductor - or software names potentially disrupted by A.I. - such as ServiceNow - lagged.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPGSX	S&P 500® Index	Russell 1000® Growth Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,181	$9,504	$9,442
02/29/16	$9,161	$9,491	$9,438
03/31/16	$9,658	$10,135	$10,074
04/30/16	$9,616	$10,174	$9,982
05/31/16	$9,879	$10,357	$10,176
06/30/16	$9,687	$10,384	$10,136
07/31/16	$10,288	$10,766	$10,615
08/31/16	$10,319	$10,782	$10,562
09/30/16	$10,445	$10,784	$10,600
10/31/16	$10,173	$10,587	$10,351
11/30/16	$10,156	$10,979	$10,577
12/31/16	$10,247	$11,196	$10,708
01/31/17	$10,848	$11,408	$11,068
02/28/17	$11,305	$11,861	$11,528
03/31/17	$11,420	$11,875	$11,662
04/30/17	$11,633	$11,997	$11,928
05/31/17	$11,760	$12,166	$12,238
06/30/17	$11,938	$12,242	$12,206
07/31/17	$12,433	$12,494	$12,531
08/31/17	$12,590	$12,532	$12,760
09/30/17	$12,615	$12,790	$12,926
10/31/17	$12,817	$13,089	$13,427
11/30/17	$13,075	$13,490	$13,835
12/31/17	$13,151	$13,640	$13,943
01/31/18	$14,032	$14,421	$14,930
02/28/18	$13,638	$13,890	$14,539
03/31/18	$13,304	$13,537	$14,140
04/30/18	$13,230	$13,589	$14,189
05/31/18	$13,723	$13,916	$14,811
06/30/18	$13,896	$14,002	$14,954
07/31/18	$14,349	$14,523	$15,393
08/31/18	$14,839	$14,996	$16,235
09/30/18	$15,025	$15,081	$16,325
10/31/18	$13,804	$14,050	$14,865
11/30/18	$14,040	$14,337	$15,023
12/31/18	$12,801	$13,042	$13,732
01/31/19	$14,065	$14,087	$14,966
02/28/19	$14,456	$14,540	$15,501
03/31/19	$14,687	$14,822	$15,943
04/30/19	$15,432	$15,422	$16,663
05/31/19	$14,438	$14,442	$15,610
06/30/19	$15,555	$15,460	$16,682
07/31/19	$15,753	$15,682	$17,059
08/31/19	$15,499	$15,434	$16,928
09/30/19	$15,491	$15,723	$16,930
10/31/19	$16,197	$16,063	$17,408
11/30/19	$17,050	$16,646	$18,180
12/31/19	$17,579	$17,149	$18,729
01/31/20	$17,916	$17,142	$19,147
02/29/20	$16,858	$15,731	$17,843
03/31/20	$15,197	$13,788	$16,088
04/30/20	$17,335	$15,555	$18,468
05/31/20	$18,510	$16,296	$19,708
06/30/20	$19,184	$16,620	$20,567
07/31/20	$20,458	$17,558	$22,149
08/31/20	$22,524	$18,820	$24,434
09/30/20	$21,407	$18,105	$23,285
10/31/20	$20,742	$17,623	$22,494
11/30/20	$22,702	$19,552	$24,797
12/31/20	$23,489	$20,304	$25,938
01/31/21	$23,150	$20,099	$25,746
02/28/21	$23,601	$20,653	$25,740
03/31/21	$24,312	$21,558	$26,182
04/30/21	$26,050	$22,708	$27,963
05/31/21	$25,855	$22,867	$27,577
06/30/21	$27,030	$23,401	$29,307
07/31/21	$27,766	$23,956	$30,273
08/31/21	$28,528	$24,685	$31,404
09/30/21	$26,824	$23,537	$29,646
10/31/21	$28,677	$25,186	$32,213
11/30/21	$28,635	$25,011	$32,410
12/31/21	$29,354	$26,132	$33,096
01/31/22	$27,733	$24,780	$30,255
02/28/22	$26,207	$24,038	$28,970
03/31/22	$26,695	$24,931	$30,103
04/30/22	$23,546	$22,757	$26,468
05/31/22	$23,071	$22,798	$25,853
06/30/22	$21,158	$20,916	$23,805
07/31/22	$23,669	$22,845	$26,662
08/31/22	$22,275	$21,913	$25,420
09/30/22	$19,887	$19,895	$22,949
10/31/22	$20,906	$21,506	$24,290
11/30/22	$22,073	$22,708	$25,397
12/31/22	$20,421	$21,399	$23,453
01/31/23	$22,652	$22,744	$25,407
02/28/23	$22,045	$22,189	$25,106
03/31/23	$23,294	$23,004	$26,822
04/30/23	$23,627	$23,363	$27,086
05/31/23	$25,003	$23,464	$28,321
06/30/23	$26,678	$25,015	$30,258
07/31/23	$27,595	$25,818	$31,277
08/31/23	$27,375	$25,407	$30,996
09/30/23	$25,862	$24,196	$29,310
10/31/23	$25,679	$23,687	$28,893
11/30/23	$28,512	$25,850	$32,043
12/31/23	$29,871	$27,025	$33,462
01/31/24	$30,816	$27,479	$34,296
02/29/24	$33,087	$28,946	$36,636
03/31/24	$33,723	$29,878	$37,281
04/30/24	$32,263	$28,657	$35,700
05/31/24	$34,217	$30,078	$37,837
06/30/24	$36,506	$31,157	$40,388
07/31/24	$36,205	$31,537	$39,701
08/31/24	$36,473	$32,302	$40,528
09/30/24	$37,338	$32,992	$41,677
10/31/24	$37,191	$32,692	$41,539
11/30/24	$38,915	$34,611	$44,233
12/31/24	$39,147	$33,786	$44,623
01/31/25	$39,926	$34,727	$45,506
02/28/25	$38,133	$34,274	$43,871
03/31/25	$34,839	$32,343	$40,175
04/30/25	$35,480	$32,124	$40,887
05/31/25	$38,938	$34,146	$44,505
06/30/25	$41,652	$35,882	$47,342
07/31/25	$43,634	$36,687	$49,129
08/31/25	$43,812	$37,431	$49,679
09/30/25	$45,430	$38,797	$52,318
10/31/25	$47,692	$39,706	$54,218
11/30/25	$46,947	$39,803	$53,236
12/31/25	$46,975	$39,827	$52,906

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPGSX	20.00%	14.87%	16.73%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 34,648,803
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 217,109
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$34,648,803 Number of Portfolio Holdings38 Portfolio Turnover Rate35% Total Advisory Fees Paid$217,109
Holdings [Text Block]

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	23.0%
Software	18.9%
Interactive Media & Services	13.0%
Broadline Retail	5.8%
Exchange Traded & Mutual Funds	5.6%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.8%
Financial Services	4.6%
Capital Markets	2.8%
Electrical Equipment	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	14.6%
Microsoft Corp.	12.0%
Amazon.com, Inc.	5.8%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.9%
Apple, Inc.	4.8%
Alphabet, Inc., Class C	4.2%
Eli Lilly & Co.	3.8%
Alphabet, Inc., Class A	3.7%
Visa, Inc., Class A	3.3%

Material Fund Change [Text Block]
C000004440
Shareholder Report [Line Items]
Fund Name	State Street Real Estate Securities V.I.S. Fund
Class Name	Class 1
Trading Symbol	SSRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Real Estate Securities V.I.S. Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$127	1.26%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The healthcare sector generated positive absolute and relative returns. Specifically, the portfolio allocation to senior housing within the sector generated significant outperformance due to strong fundamentals and favorable supply and demand. Life sciences underperformed due to an oversupply of space that negatively impacted earnings and valuations, so our underweight benefited performance. Relative performance also benefited from the allocation within apartments. Apartments underperformed due to their sensitivity to a potential retraction in economic growth. However, the portfolio allocation favored apartment REITs with Sunbelt exposure, which retreated less than REITs with coastal exposure due to less stretched valuations. Finally, the portfolio allocations in hotels focused on the companies with the strongest fundamentals. These names outperformed their peers and added to relative performance.

Relative performance was offset by an underweight to industrial which reported better than expected earnings and outperformed. Positioning within the sector also detracted due to allocations to cold storage, which underperformed traditional industrial property types.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSRSX	S&P 500® Index	FTSE NAREIT Equity REITs Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,654	$9,504	$9,665
02/29/16	$9,624	$9,491	$9,624
03/31/16	$10,594	$10,135	$10,600
04/30/16	$10,323	$10,174	$10,347
05/31/16	$10,586	$10,357	$10,599
06/30/16	$11,353	$10,384	$11,338
07/31/16	$11,827	$10,766	$11,809
08/31/16	$11,414	$10,782	$11,375
09/30/16	$11,180	$10,784	$11,175
10/31/16	$10,526	$10,587	$10,543
11/30/16	$10,346	$10,979	$10,365
12/31/16	$10,800	$11,196	$10,852
01/31/17	$10,765	$11,408	$10,864
02/28/17	$11,140	$11,861	$11,235
03/31/17	$10,887	$11,875	$10,978
04/30/17	$10,844	$11,997	$10,991
05/31/17	$10,774	$12,166	$10,907
06/30/17	$10,983	$12,242	$11,145
07/31/17	$11,140	$12,494	$11,281
08/31/17	$11,158	$12,532	$11,253
09/30/17	$11,097	$12,790	$11,250
10/31/17	$11,071	$13,089	$11,141
11/30/17	$11,394	$13,490	$11,443
12/31/17	$11,431	$13,640	$11,419
01/31/18	$10,967	$14,421	$10,942
02/28/18	$10,132	$13,890	$10,098
03/31/18	$10,549	$13,537	$10,483
04/30/18	$10,698	$13,589	$10,633
05/31/18	$11,022	$13,916	$11,053
06/30/18	$11,514	$14,002	$11,535
07/31/18	$11,570	$14,523	$11,627
08/31/18	$11,932	$14,996	$11,981
09/30/18	$11,635	$15,081	$11,677
10/31/18	$11,226	$14,050	$11,330
11/30/18	$11,727	$14,337	$11,867
12/31/18	$10,778	$13,042	$10,891
01/31/19	$12,026	$14,087	$12,171
02/28/19	$12,103	$14,540	$12,259
03/31/19	$12,529	$14,822	$12,670
04/30/19	$12,529	$15,422	$12,640
05/31/19	$12,568	$14,442	$12,668
06/30/19	$12,742	$15,460	$12,828
07/31/19	$12,887	$15,682	$12,992
08/31/19	$13,390	$15,434	$13,433
09/30/19	$13,748	$15,723	$13,828
10/31/19	$13,951	$16,063	$14,016
11/30/19	$13,690	$16,646	$13,805
12/31/19	$13,596	$17,149	$13,723
01/31/20	$13,754	$17,142	$13,888
02/29/20	$12,712	$15,731	$12,776
03/31/20	$10,208	$13,788	$9,976
04/30/20	$10,986	$15,555	$10,804
05/31/20	$11,081	$16,296	$10,825
06/30/20	$11,407	$16,620	$11,155
07/31/20	$11,870	$17,558	$11,607
08/31/20	$11,912	$18,820	$11,698
09/30/20	$11,534	$18,105	$11,316
10/31/20	$11,218	$17,623	$11,020
11/30/20	$12,481	$19,552	$12,223
12/31/20	$12,885	$20,304	$12,625
01/31/21	$12,810	$20,099	$12,638
02/28/21	$13,292	$20,653	$13,144
03/31/21	$13,957	$21,558	$13,745
04/30/21	$15,072	$22,708	$14,852
05/31/21	$15,232	$22,867	$15,004
06/30/21	$15,661	$23,401	$15,397
07/31/21	$16,476	$23,956	$16,137
08/31/21	$16,712	$24,685	$16,434
09/30/21	$15,833	$23,537	$15,547
10/31/21	$16,990	$25,186	$16,729
11/30/21	$16,744	$25,011	$16,616
12/31/21	$18,271	$26,132	$18,083
01/31/22	$17,061	$24,780	$16,845
02/28/22	$16,522	$24,038	$16,318
03/31/22	$17,600	$24,931	$17,386
04/30/22	$16,864	$22,757	$16,622
05/31/22	$15,811	$22,798	$15,586
06/30/22	$14,707	$20,916	$14,431
07/31/22	$16,022	$22,845	$15,738
08/31/22	$14,996	$21,913	$14,798
09/30/22	$13,115	$19,895	$12,996
10/31/22	$13,641	$21,506	$13,632
11/30/22	$14,470	$22,708	$14,418
12/31/22	$13,717	$21,399	$13,677
01/31/23	$15,172	$22,744	$15,137
02/28/23	$14,436	$22,189	$14,410
03/31/23	$14,077	$23,004	$14,044
04/30/23	$14,249	$23,363	$14,161
05/31/23	$13,764	$23,464	$13,705
06/30/23	$14,499	$25,015	$14,412
07/31/23	$14,890	$25,818	$14,822
08/31/23	$14,374	$25,407	$14,361
09/30/23	$13,388	$24,196	$13,384
10/31/23	$12,778	$23,687	$12,800
11/30/23	$14,186	$25,850	$14,151
12/31/23	$15,569	$27,025	$15,555
01/31/24	$14,945	$27,479	$14,910
02/29/24	$15,217	$28,946	$15,212
03/31/24	$15,489	$29,878	$15,525
04/30/24	$14,434	$28,657	$14,436
05/31/24	$15,153	$30,078	$15,099
06/30/24	$15,569	$31,157	$15,535
07/31/24	$16,576	$31,537	$16,502
08/31/24	$17,680	$32,302	$17,559
09/30/24	$18,199	$32,992	$18,034
10/31/24	$17,745	$32,692	$17,510
11/30/24	$18,508	$34,611	$18,262
12/31/24	$17,198	$33,786	$16,914
01/31/25	$17,296	$34,727	$17,090
02/28/25	$17,865	$34,274	$17,708
03/31/25	$17,247	$32,343	$17,068
04/30/25	$16,856	$32,124	$16,611
05/31/25	$17,182	$34,146	$16,963
06/30/25	$17,052	$35,882	$16,871
07/31/25	$16,938	$36,687	$16,742
08/31/25	$17,654	$37,431	$17,481
09/30/25	$17,784	$38,797	$17,676
10/31/25	$17,572	$39,706	$17,390
11/30/25	$17,946	$39,803	$17,812
12/31/25	$17,535	$39,827	$17,401

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSRSX	1.96%	6.36%	5.78%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE NAREIT Equity REITs Index	2.88%	6.63%	5.70%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 18,894,878
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 170,414
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$18,894,878 Number of Portfolio Holdings55 Portfolio Turnover Rate30% Total Advisory Fees Paid$170,414
Holdings [Text Block]

Top Industries

Industries	%
Specialized REITs	24.1%
Health Care REITs	22.2%
Retail REITs	19.1%
Residential REITs	14.3%
Industrial REITs	11.4%
Office REITs	4.8%
Hotel & Resort REITs	3.0%
Diversified REITs	0.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Welltower, Inc.	9.7%
Prologis, Inc.	7.6%
Equinix, Inc.	7.0%
Ventas, Inc.	4.7%
Digital Realty Trust, Inc.	4.5%
Extra Space Storage, Inc.	4.0%
Public Storage	3.7%
UDR, Inc.	3.4%
Simon Property Group, Inc.	3.4%
Realty Income Corp.	3.1%

Material Fund Change [Text Block]
C000004450
Shareholder Report [Line Items]
Fund Name	State Street S&P 500 Index V.I.S. Fund
Class Name	Class 1
Trading Symbol	SSSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street S&P 500 Index V.I.S. Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 navigated a highly event‑driven and policy‑sensitive environment, yet ultimately delivered strong full‑year gains of nearly 18%, supported by resilient earnings growth, improving macroeconomic visibility, and powerful thematic tailwinds including Artificial Intelligence ("A.I.") and expectations of monetary easing. Earnings grew every quarter, with Q4 marking the 10th consecutive quarter of expansion; forward P/E multiples remained elevated (≈22x) relative to historical averages. Shifting expectations toward the U.S. Federal Reserve cuts - realized via three cuts by year‑end - boosted valuations and supported rate‑sensitive sectors. Technology and A.I.‑linked industries were consistent upside contributors, particularly in Q3 and Q4. The strongest contributing sectors to the Fund's performance were information technology, telecommunication services, and financials. The weakest contributors were real estate, energy and consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSSPX	S&P 500® Index
12/31/15	$10,000	$10,000
01/31/16	$9,499	$9,504
02/29/16	$9,488	$9,491
03/31/16	$10,130	$10,135
04/30/16	$10,163	$10,174
05/31/16	$10,343	$10,357
06/30/16	$10,365	$10,384
07/31/16	$10,747	$10,766
08/31/16	$10,758	$10,782
09/30/16	$10,755	$10,784
10/31/16	$10,559	$10,587
11/30/16	$10,949	$10,979
12/31/16	$11,161	$11,196
01/31/17	$11,372	$11,408
02/28/17	$11,821	$11,861
03/31/17	$11,833	$11,875
04/30/17	$11,953	$11,997
05/31/17	$12,116	$12,166
06/30/17	$12,189	$12,242
07/31/17	$12,435	$12,494
08/31/17	$12,470	$12,532
09/30/17	$12,724	$12,790
10/31/17	$13,016	$13,089
11/30/17	$13,413	$13,490
12/31/17	$13,561	$13,640
01/31/18	$14,333	$14,421
02/28/18	$13,801	$13,890
03/31/18	$13,448	$13,537
04/30/18	$13,494	$13,589
05/31/18	$13,814	$13,916
06/30/18	$13,897	$14,002
07/31/18	$14,407	$14,523
08/31/18	$14,875	$14,996
09/30/18	$14,955	$15,081
10/31/18	$13,924	$14,050
11/30/18	$14,210	$14,337
12/31/18	$12,920	$13,042
01/31/19	$13,950	$14,087
02/28/19	$14,394	$14,540
03/31/19	$14,672	$14,822
04/30/19	$15,261	$15,422
05/31/19	$14,285	$14,442
06/30/19	$15,288	$15,460
07/31/19	$15,505	$15,682
08/31/19	$15,254	$15,434
09/30/19	$15,539	$15,723
10/31/19	$15,868	$16,063
11/30/19	$16,440	$16,646
12/31/19	$16,931	$17,149
01/31/20	$16,920	$17,142
02/29/20	$15,521	$15,731
03/31/20	$13,582	$13,788
04/30/20	$15,322	$15,555
05/31/20	$16,048	$16,296
06/30/20	$16,364	$16,620
07/31/20	$17,283	$17,558
08/31/20	$18,522	$18,820
09/30/20	$17,810	$18,105
10/31/20	$17,334	$17,623
11/30/20	$19,226	$19,552
12/31/20	$19,965	$20,304
01/31/21	$19,761	$20,099
02/28/21	$20,301	$20,653
03/31/21	$21,188	$21,558
04/30/21	$22,315	$22,708
05/31/21	$22,463	$22,867
06/30/21	$22,978	$23,401
07/31/21	$23,510	$23,956
08/31/21	$24,217	$24,685
09/30/21	$23,086	$23,537
10/31/21	$24,693	$25,186
11/30/21	$24,513	$25,011
12/31/21	$25,609	$26,132
01/31/22	$24,279	$24,780
02/28/22	$23,559	$24,038
03/31/22	$24,426	$24,931
04/30/22	$22,296	$22,757
05/31/22	$22,327	$22,798
06/30/22	$20,472	$20,916
07/31/22	$22,358	$22,845
08/31/22	$21,442	$21,913
09/30/22	$19,458	$19,895
10/31/22	$21,037	$21,506
11/30/22	$22,207	$22,708
12/31/22	$20,919	$21,399
01/31/23	$22,228	$22,744
02/28/23	$21,680	$22,189
03/31/23	$22,468	$23,004
04/30/23	$22,812	$23,363
05/31/23	$22,906	$23,464
06/30/23	$24,413	$25,015
07/31/23	$25,195	$25,818
08/31/23	$24,788	$25,407
09/30/23	$23,604	$24,196
10/31/23	$23,109	$23,687
11/30/23	$25,210	$25,850
12/31/23	$26,349	$27,025
01/31/24	$26,786	$27,479
02/29/24	$28,211	$28,946
03/31/24	$29,112	$29,878
04/30/24	$27,916	$28,657
05/31/24	$29,292	$30,078
06/30/24	$30,335	$31,157
07/31/24	$30,695	$31,537
08/31/24	$31,433	$32,302
09/30/24	$32,099	$32,992
10/31/24	$31,798	$32,692
11/30/24	$33,649	$34,611
12/31/24	$32,838	$33,786
01/31/25	$33,740	$34,727
02/28/25	$33,295	$34,274
03/31/25	$31,419	$32,343
04/30/25	$31,196	$32,124
05/31/25	$33,139	$34,146
06/30/25	$34,817	$35,882
07/31/25	$35,587	$36,687
08/31/25	$36,303	$37,431
09/30/25	$37,620	$38,797
10/31/25	$38,493	$39,706
11/30/25	$38,577	$39,803
12/31/25	$38,590	$39,827

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSSPX	17.52%	14.09%	14.46%
S&P 500® Index	17.88%	14.42%	14.82%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 202,470,706
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 492,112
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$202,470,706 Number of Portfolio Holdings505 Portfolio Turnover Rate2% Total Advisory Fees Paid$492,112
Holdings [Text Block]

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	14.1%
Software	10.2%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	3.9%
Financial Services	3.8%
Banks	3.6%
Capital Markets	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%

Material Fund Change [Text Block]
C000004438
Shareholder Report [Line Items]
Fund Name	State Street Small-Cap Equity V.I.S. Fund
Class Name	Class 1
Trading Symbol	SSSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Small-Cap Equity V.I.S. Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$142	1.42%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Champlain and Palisade were primary drivers of Fund's negative relative performance during the reporting period relative to the Index. All of the underlying managers had negative relative performance for the year versus the Index. Westfield, the dedicated growth manager for the Fund marginally underperformed for the year while Southern Sun and Kennedy also underperformed. The Fund’s lower beta/high quality profile was a largest detractor for the year relative to the Index. High quality stocks dramatically underperformed low quality stocks especially from April 2025 to the end of the year. The Fund used e-mini Russell 2000 Index futures in order to equitize cash in the liquidity sleeve of the Fund to manage daily flows and to maintain market exposure on the cash during the reporting period. The Fund’s use of e-mini Russell 2000 Index futures are meant to match the Index and not to speculate in either direction. On an individual security level, the top positive contributors to the Fund’s relative performance during the reporting period were Advanced Energy Industries, Modine Manufacturing Co., and Celsius Holdings Inc.. The top negative relative contributors to the Fund’s performance during the reporting period were Vertex inc, Echostar Corp, and SM Energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSSEX	S&P 500® Index	Russell 2000® Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,254	$9,504	$9,121
02/29/16	$9,320	$9,491	$9,120
03/31/16	$10,123	$10,135	$9,848
04/30/16	$10,377	$10,174	$10,003
05/31/16	$10,574	$10,357	$10,228
06/30/16	$10,598	$10,384	$10,222
07/31/16	$11,156	$10,766	$10,832
08/31/16	$11,393	$10,782	$11,023
09/30/16	$11,393	$10,784	$11,146
10/31/16	$11,057	$10,587	$10,616
11/30/16	$12,115	$10,979	$11,800
12/31/16	$12,377	$11,196	$12,131
01/31/17	$12,471	$11,408	$12,179
02/28/17	$12,686	$11,861	$12,414
03/31/17	$12,712	$11,875	$12,430
04/30/17	$12,892	$11,997	$12,566
05/31/17	$12,712	$12,166	$12,311
06/30/17	$13,004	$12,242	$12,736
07/31/17	$13,099	$12,494	$12,831
08/31/17	$12,875	$12,532	$12,668
09/30/17	$13,597	$12,790	$13,458
10/31/17	$13,683	$13,089	$13,573
11/30/17	$13,958	$13,490	$13,964
12/31/17	$13,949	$13,640	$13,908
01/31/18	$14,300	$14,421	$14,271
02/28/18	$13,713	$13,890	$13,718
03/31/18	$13,836	$13,537	$13,896
04/30/18	$13,997	$13,589	$14,016
05/31/18	$14,811	$13,916	$14,867
06/30/18	$15,010	$14,002	$14,973
07/31/18	$15,266	$14,523	$15,234
08/31/18	$15,872	$14,996	$15,891
09/30/18	$15,663	$15,081	$15,509
10/31/18	$13,930	$14,050	$13,824
11/30/18	$14,252	$14,337	$14,044
12/31/18	$12,597	$13,042	$12,376
01/31/19	$13,986	$14,087	$13,768
02/28/19	$14,636	$14,540	$14,484
03/31/19	$14,390	$14,822	$14,181
04/30/19	$15,006	$15,422	$14,662
05/31/19	$13,796	$14,442	$13,522
06/30/19	$14,838	$15,460	$14,478
07/31/19	$14,883	$15,682	$14,561
08/31/19	$14,166	$15,434	$13,842
09/30/19	$14,659	$15,723	$14,130
10/31/19	$14,916	$16,063	$14,502
11/30/19	$15,544	$16,646	$15,099
12/31/19	$15,887	$17,149	$15,535
01/31/20	$15,223	$17,142	$15,037
02/29/20	$13,702	$15,731	$13,771
03/31/20	$10,889	$13,788	$10,779
04/30/20	$12,447	$15,555	$12,259
05/31/20	$13,243	$16,296	$13,057
06/30/20	$13,521	$16,620	$13,519
07/31/20	$14,209	$17,558	$13,893
08/31/20	$14,837	$18,820	$14,676
09/30/20	$14,137	$18,105	$14,185
10/31/20	$14,620	$17,623	$14,482
11/30/20	$16,901	$19,552	$17,152
12/31/20	$18,196	$20,304	$18,636
01/31/21	$18,618	$20,099	$19,573
02/28/21	$19,884	$20,653	$20,793
03/31/21	$20,517	$21,558	$21,002
04/30/21	$21,187	$22,708	$21,443
05/31/21	$21,212	$22,867	$21,487
06/30/21	$21,150	$23,401	$21,904
07/31/21	$21,075	$23,956	$21,113
08/31/21	$21,447	$24,685	$21,585
09/30/21	$20,703	$23,537	$20,949
10/31/21	$21,708	$25,186	$21,840
11/30/21	$21,025	$25,011	$20,930
12/31/21	$21,932	$26,132	$21,397
01/31/22	$20,184	$24,780	$19,337
02/28/22	$20,081	$24,038	$19,544
03/31/22	$20,095	$24,931	$19,787
04/30/22	$18,553	$22,757	$17,826
05/31/22	$18,671	$22,798	$17,853
06/30/22	$17,304	$20,916	$16,385
07/31/22	$18,964	$22,845	$18,095
08/31/22	$18,435	$21,913	$17,725
09/30/22	$16,893	$19,895	$16,026
10/31/22	$19,023	$21,506	$17,790
11/30/22	$19,684	$22,708	$18,206
12/31/22	$18,555	$21,399	$17,024
01/31/23	$20,239	$22,744	$18,684
02/28/23	$20,005	$22,189	$18,368
03/31/23	$19,163	$23,004	$17,491
04/30/23	$18,820	$23,363	$17,176
05/31/23	$18,415	$23,464	$17,017
06/30/23	$20,021	$25,015	$18,401
07/31/23	$20,894	$25,818	$19,526
08/31/23	$20,130	$25,407	$18,549
09/30/23	$18,945	$24,196	$17,457
10/31/23	$17,729	$23,687	$16,267
11/30/23	$18,992	$25,850	$17,739
12/31/23	$21,070	$27,025	$19,906
01/31/24	$20,372	$27,479	$19,132
02/29/24	$21,462	$28,946	$20,214
03/31/24	$22,126	$29,878	$20,938
04/30/24	$20,780	$28,657	$19,464
05/31/24	$21,649	$30,078	$20,440
06/30/24	$21,325	$31,157	$20,251
07/31/24	$22,824	$31,537	$22,309
08/31/24	$23,012	$32,302	$21,976
09/30/24	$23,182	$32,992	$22,129
10/31/24	$22,705	$32,692	$21,810
11/30/24	$25,056	$34,611	$24,202
12/31/24	$23,244	$33,786	$22,203
01/31/25	$24,096	$34,727	$22,785
02/28/25	$22,967	$34,274	$21,567
03/31/25	$21,281	$32,343	$20,099
04/30/25	$20,670	$32,124	$19,634
05/31/25	$21,874	$34,146	$20,683
06/30/25	$22,504	$35,882	$21,807
07/31/25	$22,652	$36,687	$22,185
08/31/25	$23,763	$37,431	$23,770
09/30/25	$23,393	$38,797	$24,510
10/31/25	$23,059	$39,706	$24,953
11/30/25	$23,282	$39,803	$25,193
12/31/25	$23,187	$39,827	$25,047

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSSEX	(0.25%)	4.97%	8.77%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2000® Index	12.81%	6.09%	9.62%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 22,060,110
Holdings Count | Holding	326
Advisory Fees Paid, Amount	$ 218,328
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$22,060,110 Number of Portfolio Holdings326 Portfolio Turnover Rate40% Total Advisory Fees Paid$218,328
Holdings [Text Block]

Top Ten Industries

Industries	%
Banks	10.1%
Machinery	7.3%
Software	7.2%
Building Products	4.9%
Electronic Equipment, Instruments & Components	4.7%
Commercial Services & Supplies	4.3%
Health Care Equipment & Supplies	3.9%
Specialty Retail	3.3%
Life Sciences Tools & Services	3.2%
Chemicals	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
MSA Safety, Inc.	1.4%
Brink's Co.	1.2%
Modine Manufacturing Co.	1.2%
Enerpac Tool Group Corp.	1.2%
Repligen Corp.	1.2%
CSW Industrials, Inc.	1.2%
Applied Industrial Technologies, Inc.	1.0%
Mueller Industries, Inc.	1.0%
Darling Ingredients, Inc.	1.0%
IDACORP, Inc.	1.0%

Material Fund Change [Text Block]
C000004439
Shareholder Report [Line Items]
Fund Name	State Street Total Return V.I.S. Fund
Class Name	Class 1
Trading Symbol	SSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s absolute performance during the reporting period were its positions across the global equity asset class. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were U.S. Large Cap Equity, Developed ex U.S. equity, and Emerging Market Equity. Tactical positioning within global equity and fixed income markets were the primary drivers of Fund performance during the reporting period relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSTIX	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA
12/31/15	$10,000	$10,000	$10,000	$10,000
01/31/16	$9,700	$9,504	$10,138	$9,320
02/29/16	$9,672	$9,491	$10,210	$9,213
03/31/16	$10,142	$10,135	$10,303	$9,962
04/30/16	$10,232	$10,174	$10,343	$10,225
05/31/16	$10,255	$10,357	$10,345	$10,052
06/30/16	$10,300	$10,384	$10,531	$9,898
07/31/16	$10,566	$10,766	$10,598	$10,388
08/31/16	$10,589	$10,782	$10,586	$10,453
09/30/16	$10,623	$10,784	$10,580	$10,582
10/31/16	$10,476	$10,587	$10,499	$10,430
11/30/16	$10,487	$10,979	$10,250	$10,189
12/31/16	$10,635	$11,196	$10,265	$10,450
01/31/17	$10,811	$11,408	$10,285	$10,820
02/28/17	$11,040	$11,861	$10,354	$10,992
03/31/17	$11,105	$11,875	$10,349	$11,271
04/30/17	$11,240	$11,997	$10,428	$11,512
05/31/17	$11,417	$12,166	$10,509	$11,886
06/30/17	$11,452	$12,242	$10,498	$11,923
07/31/17	$11,664	$12,494	$10,543	$12,362
08/31/17	$11,711	$12,532	$10,638	$12,427
09/30/17	$11,852	$12,790	$10,587	$12,657
10/31/17	$12,005	$13,089	$10,593	$12,896
11/30/17	$12,164	$13,490	$10,580	$13,000
12/31/17	$12,291	$13,640	$10,628	$13,291
01/31/18	$12,680	$14,421	$10,506	$14,031
02/28/18	$12,273	$13,890	$10,406	$13,370
03/31/18	$12,156	$13,537	$10,473	$13,134
04/30/18	$12,174	$13,589	$10,395	$13,343
05/31/18	$12,242	$13,916	$10,469	$13,035
06/30/18	$12,199	$14,002	$10,456	$12,790
07/31/18	$12,451	$14,523	$10,459	$13,096
08/31/18	$12,593	$14,996	$10,526	$12,822
09/30/18	$12,556	$15,081	$10,458	$12,881
10/31/18	$11,946	$14,050	$10,376	$11,833
11/30/18	$12,026	$14,337	$10,438	$11,945
12/31/18	$11,512	$13,042	$10,629	$11,404
01/31/19	$12,118	$14,087	$10,742	$12,266
02/28/19	$12,298	$14,540	$10,736	$12,506
03/31/19	$12,420	$14,822	$10,942	$12,580
04/30/19	$12,609	$15,422	$10,945	$12,912
05/31/19	$12,265	$14,442	$11,139	$12,219
06/30/19	$12,773	$15,460	$11,279	$12,955
07/31/19	$12,781	$15,682	$11,304	$12,798
08/31/19	$12,715	$15,434	$11,597	$12,403
09/30/19	$12,854	$15,723	$11,535	$12,722
10/31/19	$13,010	$16,063	$11,570	$13,166
11/30/19	$13,133	$16,646	$11,564	$13,282
12/31/19	$13,332	$17,149	$11,556	$13,857
01/31/20	$13,214	$17,142	$11,778	$13,485
02/29/20	$12,544	$15,731	$11,990	$12,419
03/31/20	$11,069	$13,788	$11,920	$10,621
04/30/20	$11,790	$15,555	$12,132	$11,426
05/31/20	$12,133	$16,296	$12,188	$11,800
06/30/20	$12,360	$16,620	$12,265	$12,333
07/31/20	$12,888	$17,558	$12,448	$12,883
08/31/20	$13,189	$18,820	$12,348	$13,434
09/30/20	$12,988	$18,105	$12,341	$13,104
10/31/20	$12,846	$17,623	$12,286	$12,822
11/30/20	$13,834	$19,552	$12,406	$14,547
12/31/20	$14,191	$20,304	$12,423	$15,333
01/31/21	$14,285	$20,099	$12,334	$15,367
02/28/21	$14,413	$20,653	$12,156	$15,671
03/31/21	$14,779	$21,558	$12,005	$15,869
04/30/21	$15,257	$22,708	$12,099	$16,336
05/31/21	$15,454	$22,867	$12,139	$16,847
06/30/21	$15,650	$23,401	$12,224	$16,738
07/31/21	$15,735	$23,956	$12,361	$16,462
08/31/21	$15,966	$24,685	$12,337	$16,775
09/30/21	$15,488	$23,537	$12,230	$16,238
10/31/21	$16,034	$25,186	$12,227	$16,626
11/30/21	$15,710	$25,011	$12,263	$15,877
12/31/21	$16,099	$26,132	$12,232	$16,533
01/31/22	$15,468	$24,780	$11,968	$15,924
02/28/22	$15,217	$24,038	$11,835	$15,609
03/31/22	$15,247	$24,931	$11,506	$15,634
04/30/22	$14,245	$22,757	$11,069	$14,652
05/31/22	$14,285	$22,798	$11,141	$14,757
06/30/22	$13,423	$20,916	$10,966	$13,488
07/31/22	$14,064	$22,845	$11,234	$13,949
08/31/22	$13,563	$21,913	$10,917	$13,501
09/30/22	$12,591	$19,895	$10,445	$12,152
10/31/22	$13,062	$21,506	$10,310	$12,515
11/30/22	$13,844	$22,708	$10,689	$13,992
12/31/22	$13,442	$21,399	$10,641	$13,887
01/31/23	$14,255	$22,744	$10,968	$15,014
02/28/23	$13,822	$22,189	$10,684	$14,487
03/31/23	$14,152	$23,004	$10,956	$14,841
04/30/23	$14,296	$23,363	$11,022	$15,099
05/31/23	$14,080	$23,464	$10,902	$14,550
06/30/23	$14,656	$25,015	$10,863	$15,203
07/31/23	$15,047	$25,818	$10,856	$15,821
08/31/23	$14,697	$25,407	$10,786	$15,106
09/30/23	$14,162	$24,196	$10,512	$14,629
10/31/23	$13,812	$23,687	$10,346	$14,025
11/30/23	$14,790	$25,850	$10,815	$15,288
12/31/23	$15,523	$27,025	$11,229	$16,056
01/31/24	$15,460	$27,479	$11,198	$15,897
02/29/24	$15,902	$28,946	$11,040	$16,299
03/31/24	$16,302	$29,878	$11,142	$16,808
04/30/24	$15,818	$28,657	$10,860	$16,507
05/31/24	$16,344	$30,078	$11,044	$16,986
06/30/24	$16,533	$31,157	$11,149	$16,970
07/31/24	$16,923	$31,537	$11,409	$17,363
08/31/24	$17,165	$32,302	$11,573	$17,857
09/30/24	$17,544	$32,992	$11,728	$18,338
10/31/24	$17,175	$32,692	$11,437	$17,438
11/30/24	$17,701	$34,611	$11,558	$17,280
12/31/24	$17,279	$33,786	$11,369	$16,945
01/31/25	$17,676	$34,727	$11,430	$17,627
02/28/25	$17,765	$34,274	$11,681	$17,872
03/31/25	$17,445	$32,343	$11,685	$17,831
04/30/25	$17,433	$32,124	$11,731	$18,475
05/31/25	$17,919	$34,146	$11,647	$19,322
06/30/25	$18,493	$35,882	$11,826	$19,977
07/31/25	$18,603	$36,687	$11,795	$19,920
08/31/25	$19,066	$37,431	$11,936	$20,611
09/30/25	$19,574	$38,797	$12,067	$21,354
10/31/25	$19,894	$39,706	$12,142	$21,785
11/30/25	$19,927	$39,803	$12,217	$21,780
12/31/25	$20,019	$39,827	$12,199	$22,432

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSTIX	15.86%	7.12%	7.19%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
MSCI All Country World Index ex-USA	32.39%	7.91%	8.41%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 1,068,761,268
Holdings Count | Holding	4,797
Advisory Fees Paid, Amount	$ 3,698,871
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,068,761,268 Number of Portfolio Holdings4,797 Portfolio Turnover Rate95% Total Advisory Fees Paid$3,698,871
Holdings [Text Block]

Top Security Types

Assets	%
Common Stocks	67.8%
Mutual Funds and Exchange Traded Products	27.7%
Short-Term Investments	4.2%
Preferred Stock	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street SPDR Portfolio Aggregate Bond ETF	12.1%
State Street SPDR Portfolio TIPS ETF	5.0%
State Street SPDR Portfolio Long Term Treasury ETF	4.5%
State Street SPDR Bloomberg High Yield Bond ETF	4.1%
NVIDIA Corp.	2.6%
Apple, Inc.	2.4%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.3%
Alphabet, Inc., Class A	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%

Material Fund Change [Text Block]
C000033161
Shareholder Report [Line Items]
Fund Name	State Street Total Return V.I.S. Fund
Class Name	Class 3
Trading Symbol	SSTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s absolute performance during the reporting period were its positions across the global equity asset class. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were U.S. Large Cap Equity, Developed ex U.S. equity, and Emerging Market Equity. Tactical positioning within global equity and fixed income markets were the primary drivers of Fund performance during the reporting period relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSTTX	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA
12/31/15	$10,000	$10,000	$10,000	$10,000
01/31/16	$9,693	$9,504	$10,138	$9,320
02/29/16	$9,665	$9,491	$10,210	$9,213
03/31/16	$10,131	$10,135	$10,303	$9,962
04/30/16	$10,221	$10,174	$10,343	$10,225
05/31/16	$10,239	$10,357	$10,345	$10,052
06/30/16	$10,284	$10,384	$10,531	$9,898
07/31/16	$10,551	$10,766	$10,598	$10,388
08/31/16	$10,568	$10,782	$10,586	$10,453
09/30/16	$10,596	$10,784	$10,580	$10,582
10/31/16	$10,449	$10,587	$10,499	$10,430
11/30/16	$10,460	$10,979	$10,250	$10,189
12/31/16	$10,608	$11,196	$10,265	$10,450
01/31/17	$10,779	$11,408	$10,285	$10,820
02/28/17	$11,008	$11,861	$10,354	$10,992
03/31/17	$11,067	$11,875	$10,349	$11,271
04/30/17	$11,196	$11,997	$10,428	$11,512
05/31/17	$11,373	$12,166	$10,509	$11,886
06/30/17	$11,408	$12,242	$10,498	$11,923
07/31/17	$11,614	$12,494	$10,543	$12,362
08/31/17	$11,661	$12,532	$10,638	$12,427
09/30/17	$11,796	$12,790	$10,587	$12,657
10/31/17	$11,949	$13,089	$10,593	$12,896
11/30/17	$12,102	$13,490	$10,580	$13,000
12/31/17	$12,227	$13,640	$10,628	$13,291
01/31/18	$12,615	$14,421	$10,506	$14,031
02/28/18	$12,203	$13,890	$10,406	$13,370
03/31/18	$12,086	$13,537	$10,473	$13,134
04/30/18	$12,098	$13,589	$10,395	$13,343
05/31/18	$12,166	$13,916	$10,469	$13,035
06/30/18	$12,123	$14,002	$10,456	$12,790
07/31/18	$12,369	$14,523	$10,459	$13,096
08/31/18	$12,504	$14,996	$10,526	$12,822
09/30/18	$12,467	$15,081	$10,458	$12,881
10/31/18	$11,864	$14,050	$10,376	$11,833
11/30/18	$11,932	$14,337	$10,438	$11,945
12/31/18	$11,419	$13,042	$10,629	$11,404
01/31/19	$12,022	$14,087	$10,742	$12,266
02/28/19	$12,194	$14,540	$10,736	$12,506
03/31/19	$12,316	$14,822	$10,942	$12,580
04/30/19	$12,503	$15,422	$10,945	$12,912
05/31/19	$12,161	$14,442	$11,139	$12,219
06/30/19	$12,658	$15,460	$11,279	$12,955
07/31/19	$12,658	$15,682	$11,304	$12,798
08/31/19	$12,593	$15,434	$11,597	$12,403
09/30/19	$12,732	$15,723	$11,535	$12,722
10/31/19	$12,878	$16,063	$11,570	$13,166
11/30/19	$13,001	$16,646	$11,564	$13,282
12/31/19	$13,197	$17,149	$11,556	$13,857
01/31/20	$13,072	$17,142	$11,778	$13,485
02/29/20	$12,407	$15,731	$11,990	$12,419
03/31/20	$10,950	$13,788	$11,920	$10,621
04/30/20	$11,658	$15,555	$12,132	$11,426
05/31/20	$11,999	$16,296	$12,188	$11,800
06/30/20	$12,223	$16,620	$12,265	$12,333
07/31/20	$12,739	$17,558	$12,448	$12,883
08/31/20	$13,031	$18,820	$12,348	$13,434
09/30/20	$12,839	$18,105	$12,341	$13,104
10/31/20	$12,689	$17,623	$12,286	$12,822
11/30/20	$13,663	$19,552	$12,406	$14,547
12/31/20	$14,007	$20,304	$12,423	$15,333
01/31/21	$14,100	$20,099	$12,334	$15,367
02/28/21	$14,218	$20,653	$12,156	$15,671
03/31/21	$14,582	$21,558	$12,005	$15,869
04/30/21	$15,047	$22,708	$12,099	$16,336
05/31/21	$15,241	$22,867	$12,139	$16,847
06/30/21	$15,427	$23,401	$12,224	$16,738
07/31/21	$15,512	$23,956	$12,361	$16,462
08/31/21	$15,732	$24,685	$12,337	$16,775
09/30/21	$15,267	$23,537	$12,230	$16,238
10/31/21	$15,799	$25,186	$12,227	$16,626
11/30/21	$15,469	$25,011	$12,263	$15,877
12/31/21	$15,856	$26,132	$12,232	$16,533
01/31/22	$15,232	$24,780	$11,968	$15,924
02/28/22	$14,984	$24,038	$11,835	$15,609
03/31/22	$15,014	$24,931	$11,506	$15,634
04/30/22	$14,023	$22,757	$11,069	$14,652
05/31/22	$14,053	$22,798	$11,141	$14,757
06/30/22	$13,200	$20,916	$10,966	$13,488
07/31/22	$13,835	$22,845	$11,234	$13,949
08/31/22	$13,339	$21,913	$10,917	$13,501
09/30/22	$12,378	$19,895	$10,445	$12,152
10/31/22	$12,834	$21,506	$10,310	$12,515
11/30/22	$13,597	$22,708	$10,689	$13,992
12/31/22	$13,205	$21,399	$10,641	$13,887
01/31/23	$14,005	$22,744	$10,968	$15,014
02/28/23	$13,580	$22,189	$10,684	$14,487
03/31/23	$13,893	$23,004	$10,956	$14,841
04/30/23	$14,025	$23,363	$11,022	$15,099
05/31/23	$13,812	$23,464	$10,902	$14,550
06/30/23	$14,379	$25,015	$10,863	$15,203
07/31/23	$14,763	$25,818	$10,856	$15,821
08/31/23	$14,409	$25,407	$10,786	$15,106
09/30/23	$13,883	$24,196	$10,512	$14,629
10/31/23	$13,539	$23,687	$10,346	$14,025
11/30/23	$14,490	$25,850	$10,815	$15,288
12/31/23	$15,213	$27,025	$11,229	$16,056
01/31/24	$15,141	$27,479	$11,198	$15,897
02/29/24	$15,574	$28,946	$11,040	$16,299
03/31/24	$15,967	$29,878	$11,142	$16,808
04/30/24	$15,482	$28,657	$10,860	$16,507
05/31/24	$15,998	$30,078	$11,044	$16,986
06/30/24	$16,173	$31,157	$11,149	$16,970
07/31/24	$16,565	$31,537	$11,409	$17,363
08/31/24	$16,792	$32,302	$11,573	$17,857
09/30/24	$17,154	$32,992	$11,728	$18,338
10/31/24	$16,792	$32,692	$11,437	$17,438
11/30/24	$17,308	$34,611	$11,558	$17,280
12/31/24	$16,895	$33,786	$11,369	$16,945
01/31/25	$17,272	$34,727	$11,430	$17,627
02/28/25	$17,359	$34,274	$11,681	$17,872
03/31/25	$17,046	$32,343	$11,685	$17,831
04/30/25	$17,035	$32,124	$11,731	$18,475
05/31/25	$17,499	$34,146	$11,647	$19,322
06/30/25	$18,049	$35,882	$11,826	$19,977
07/31/25	$18,157	$36,687	$11,795	$19,920
08/31/25	$18,609	$37,431	$11,936	$20,611
09/30/25	$19,105	$38,797	$12,067	$21,354
10/31/25	$19,407	$39,706	$12,142	$21,785
11/30/25	$19,440	$39,803	$12,217	$21,780
12/31/25	$19,511	$39,827	$12,199	$22,432

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSTTX	15.48%	6.85%	6.91%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
MSCI All Country World Index ex-USA	32.39%	7.91%	8.41%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 1,068,761,268
Holdings Count | Holding	4,797
Advisory Fees Paid, Amount	$ 3,698,871
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,068,761,268 Number of Portfolio Holdings4,797 Portfolio Turnover Rate95% Total Advisory Fees Paid$3,698,871
Holdings [Text Block]

Top Security Types

Assets	%
Common Stocks	67.8%
Mutual Funds and Exchange Traded Products	27.7%
Short-Term Investments	4.2%
Preferred Stock	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street SPDR Portfolio Aggregate Bond ETF	12.1%
State Street SPDR Portfolio TIPS ETF	5.0%
State Street SPDR Portfolio Long Term Treasury ETF	4.5%
State Street SPDR Bloomberg High Yield Bond ETF	4.1%
NVIDIA Corp.	2.6%
Apple, Inc.	2.4%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.3%
Alphabet, Inc., Class A	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%

Material Fund Change [Text Block]
C000004441
Shareholder Report [Line Items]
Fund Name	State Street U.S. Equity V.I.S. Fund
Class Name	Class 1
Trading Symbol	SSUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street U.S. Equity V.I.S. Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$102	0.94%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period was marked by a new administration which came with policy shifts around tariffs, immigration, tax, and regulation, driving market volatility and rotating leadership. Despite this, corporate earnings and (“A.I.”) investment were strong, supporting equity returns.

The Fund underperformed in a market backdrop of growth and momentum leadership, but notably quality stocks lagged. Stock selection in technology stocks detracted from relative returns. Within IT, positions in A.I. beneficiaries such as NVIDIA and Applied Materials delivered strong results. However, companies more exposed to the broader economy - such as On Semiconductor - or software names potentially disrupted by A.I. - such as Adobe - lagged. An underweight position in Micron Technologies, a supplier of memory chips boosted by A.I. demand, was the top detractor.

The Fund performed well in the mega-cap segment of the market. Only four of the top ten index names - led by Alphabet - outperformed in 2025, and the Fund was overweight each of them. Meanwhile, underperformers like Tesla were portfolio underweights. Alphabet benefitted from robust advertising spend and A.I. tailwinds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSUSX	S&P 500® Index
12/31/15	$10,000	$10,000
01/31/16	$9,342	$9,504
02/29/16	$9,318	$9,491
03/31/16	$9,896	$10,135
04/30/16	$9,976	$10,174
05/31/16	$10,234	$10,357
06/30/16	$10,104	$10,384
07/31/16	$10,521	$10,766
08/31/16	$10,599	$10,782
09/30/16	$10,658	$10,784
10/31/16	$10,419	$10,587
11/30/16	$10,748	$10,979
12/31/16	$10,931	$11,196
01/31/17	$11,243	$11,408
02/28/17	$11,688	$11,861
03/31/17	$11,751	$11,875
04/30/17	$11,914	$11,997
05/31/17	$11,964	$12,166
06/30/17	$12,065	$12,242
07/31/17	$12,351	$12,494
08/31/17	$12,362	$12,532
09/30/17	$12,560	$12,790
10/31/17	$12,791	$13,089
11/30/17	$13,049	$13,490
12/31/17	$13,108	$13,640
01/31/18	$13,849	$14,421
02/28/18	$13,422	$13,890
03/31/18	$13,120	$13,537
04/30/18	$13,105	$13,589
05/31/18	$13,401	$13,916
06/30/18	$13,520	$14,002
07/31/18	$14,083	$14,523
08/31/18	$14,445	$14,996
09/30/18	$14,596	$15,081
10/31/18	$13,552	$14,050
11/30/18	$13,896	$14,337
12/31/18	$12,662	$13,042
01/31/19	$13,710	$14,087
02/28/19	$14,063	$14,540
03/31/19	$14,355	$14,822
04/30/19	$14,994	$15,422
05/31/19	$14,066	$14,442
06/30/19	$15,137	$15,460
07/31/19	$15,290	$15,682
08/31/19	$15,001	$15,434
09/30/19	$15,187	$15,723
10/31/19	$15,609	$16,063
11/30/19	$16,178	$16,646
12/31/19	$16,685	$17,149
01/31/20	$16,742	$17,142
02/29/20	$15,499	$15,731
03/31/20	$13,712	$13,788
04/30/20	$15,538	$15,555
05/31/20	$16,362	$16,296
06/30/20	$16,628	$16,620
07/31/20	$17,666	$17,558
08/31/20	$19,037	$18,820
09/30/20	$18,273	$18,105
10/31/20	$17,904	$17,623
11/30/20	$19,740	$19,552
12/31/20	$20,462	$20,304
01/31/21	$20,132	$20,099
02/28/21	$20,800	$20,653
03/31/21	$21,676	$21,558
04/30/21	$22,924	$22,708
05/31/21	$23,109	$22,867
06/30/21	$23,585	$23,401
07/31/21	$24,142	$23,956
08/31/21	$24,645	$24,685
09/30/21	$23,546	$23,537
10/31/21	$25,086	$25,186
11/30/21	$24,656	$25,011
12/31/21	$25,679	$26,132
01/31/22	$24,643	$24,780
02/28/22	$23,753	$24,038
03/31/22	$24,294	$24,931
04/30/22	$22,196	$22,757
05/31/22	$22,232	$22,798
06/30/22	$20,461	$20,916
07/31/22	$22,400	$22,845
08/31/22	$21,469	$21,913
09/30/22	$19,453	$19,895
10/31/22	$20,843	$21,506
11/30/22	$22,028	$22,708
12/31/22	$20,822	$21,399
01/31/23	$22,237	$22,744
02/28/23	$21,568	$22,189
03/31/23	$22,197	$23,004
04/30/23	$22,636	$23,363
05/31/23	$22,963	$23,464
06/30/23	$24,388	$25,015
07/31/23	$25,134	$25,818
08/31/23	$24,858	$25,407
09/30/23	$23,653	$24,196
10/31/23	$23,346	$23,687
11/30/23	$25,492	$25,850
12/31/23	$26,634	$27,025
01/31/24	$27,244	$27,479
02/29/24	$29,005	$28,946
03/31/24	$29,918	$29,878
04/30/24	$28,680	$28,657
05/31/24	$30,017	$30,078
06/30/24	$31,189	$31,157
07/31/24	$31,503	$31,537
08/31/24	$32,256	$32,302
09/30/24	$32,752	$32,992
10/31/24	$32,372	$32,692
11/30/24	$34,001	$34,611
12/31/24	$33,171	$33,786
01/31/25	$33,953	$34,727
02/28/25	$33,219	$34,274
03/31/25	$31,319	$32,343
04/30/25	$31,121	$32,124
05/31/25	$33,082	$34,146
06/30/25	$34,872	$35,882
07/31/25	$36,038	$36,687
08/31/25	$36,572	$37,431
09/30/25	$37,546	$38,797
10/31/25	$38,671	$39,706
11/30/25	$38,740	$39,803
12/31/25	$38,631	$39,827

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSUSX	16.46%	13.55%	14.47%
S&P 500® Index	17.88%	14.42%	14.82%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 19,629,171
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 108,918
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$19,629,171 Number of Portfolio Holdings97 Portfolio Turnover Rate39% Total Advisory Fees Paid$108,918
Holdings [Text Block]

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	15.9%
Software	11.8%
Interactive Media & Services	10.1%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.6%
Capital Markets	4.4%
Financial Services	3.9%
Banks	3.7%
Pharmaceuticals	3.7%
Machinery	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	9.1%
Microsoft Corp.	7.1%
Apple, Inc.	6.1%
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., Class A	3.3%
Visa, Inc., Class A	2.2%
JPMorgan Chase & Co.	1.9%
Eli Lilly & Co.	1.6%

Material Fund Change [Text Block]